Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Cost Less Depreciation

Property and equipment are stated at cost less depreciation and any impairment. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, as follows:

Electronic equipment	3 years
Office furniture and others	3 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets